Financial Instruments (Carrying Value, Fair Value And Hierarchy Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust, Carrying Value	$ 42,465	$ 36,089
Current portion of long-term debt	183,564
Long-term debt, Carrying Value		174,890
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust	42,465	36,089
Long-term debt	$ 193,032	$ 197,874